Financial Assets At Amortized Cost - Disclosure Of Financial Assets At Amortized Cost (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Financial assets at amortized cost [Line Items]
Unlisted debt investments	¥ 1,376,586	¥ 2,876,364
Less: Provision for impairment losses	(1,376,586)	(1,377,364)
Financial assets at amortized cost	0	1,499,000
Debt investments [Member]
Disclosure Of Financial assets at amortized cost [Line Items]
Unlisted debt investments	1,344,213	2,842,631
Interest receivable [Member]
Disclosure Of Financial assets at amortized cost [Line Items]
Unlisted debt investments	¥ 32,373	¥ 33,733
Financial assets at amortised cost, class [member]
Disclosure Of Financial assets at amortized cost [Line Items]
Expected credit loss rate	100.00%	47.89%